Selected quarterly financial results (unaudited) (Details) (USD $) In Millions, except Per Share data	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Selected quarterly financial results (unaudited)
Sales and revenues	$ 12,807	$ 11,134	$ 10,409	$ 8,238	$ 7,898	$ 7,298	$ 7,975	$ 9,225	$ 42,588		$ 32,396		$ 51,324
Less: Revenues	(666)	(682)	(686)	(687)	(705)	(715)	(721)	(715)	(2,721)		(2,856)		(3,280)
Sales	12,141	10,452	9,723	7,551	7,193	6,583	7,254	8,510	39,867		29,540		48,044
Cost of goods sold	9,349	7,752	7,372	5,894	5,852	5,255	5,752	7,027	30,367		23,886		38,415
Gross margin	2,792	2,700	2,351	1,657	1,341	1,328	1,502	1,483
Profit (loss)	$ 968	$ 792	$ 707	$ 233	$ 232	$ 404	$ 371	$ (112)	$ 2,700	[1]	$ 895	[1]	$ 3,557	[1]
Profit per common share (in dollars per share)	$ 1.52	$ 1.25	$ 1.12	$ 0.37	$ 0.37	$ 0.65	$ 0.61	$ (0.19)	$ 4.28		$ 1.45		$ 5.83
Profit per common share - diluted (in dollars per share)	$ 1.47	$ 1.22	$ 1.09	$ 0.36	$ 0.36	$ 0.64	$ 0.60	$ (0.19)	$ 4.15	[2]	$ 1.43	[2]	$ 5.66	[2]

[1]	Profit attributable to common stockholders.
[2]	Diluted by assumed exercise of stock-based compensation awards, using the treasury stock method.